Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Other buildings and facilities	Furniture and fixtures	Machinery and equipment	Vehicles	Others	Total
As of June 30, 2017
Costs	360,478	153,036	936,260	13,470	582	1,463,826
Accumulated depreciation	(157,577)	(109,654)	(816,638)	(8,924)	-	(1,092,793)
Net book amount as of 06.30.17	202,901	43,382	119,622	4,546	582	371,033
Additions	11,496	2,144	37,099	-	-	50,739
Transfers	12,299	-	-	-	-	12,299
Disposals	(57,557)	-	-	-	-	(57,557)
Incorporation as result of business combination (Note 15)	-	-	125	203	-	328
Depreciation charges (i)	(3,312)	(8,975)	(47,797)	(2,099)	-	(62,183)
As of June 30, 2018	165,827	36,551	109,049	2,650	582	314,659
Costs	326,716	155,180	973,484	13,690	582	1,469,652
Accumulated depreciation	(160,889)	(118,629)	(864,435)	(11,040)	-	(1,154,993)
Net book amount as of 06.30.18	165,827	36,551	109,049	2,650	582	314,659
Additions	-	34,915	32,128	-	-	67,043
Disposals	-	(408)	(868)	-	-	(1,276)
Transfers	-	1,248	12,932	-	-	14,180
Depreciation charges (i)	(11,937)	(8,691)	(39,942)	(2,144)	-	(62,714)
Revaluation results	-	317	91	-	-	408
As of June 30, 2019	153,890	63,932	113,390	506	582	332,300
Costs	326,714	183,135	999,522	13,691	582	1,523,644
Accumulated depreciation	(172,824)	(119,203)	(886,132)	(13,185)	-	(1,191,344)
Net book amount as of 06.30.19	153,890	63,932	113,390	506	582	332,300

(i)	As of June 30, 2019 and 2018, depreciation charges were charged to "Costs" in the amount of Ps. 50,094 and Ps. 48,990, respectively, to "General and administrative expenses" in the amount of Ps. 12,166 and Ps. 12,904, respectively and to "Selling expenses" in the amount of Ps. 455 and Ps. 289, respectively, in the Statements of Comprehensive Income (See Note 25).

Schedule of book amount of computer equipment under non-cancellable finance lease agreements
	06.30.19	06.30.18
Costs – capitalized finance leases	18,662	14,265
Accumulated depreciation	(3,720)	(2,178)
Net book amount	14,942	12,087